Consolidated Statements of Financial Position (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Accounts Receivable, Allowance for Credit Loss, Current	$ 5,496	$ 10,558
Settlement receivables, net of allowance for credit losses of $3,668 and $4,049, respectively	$ 5,126	$ 5,398
Ordinary shares, Par or Stated Value Per Share	$ 0.012	$ 0.012
Common Stock, Shares Authorized	1,600,000,000	1,600,000,000
Common Stock, Shares, Issued	61,652,633	60,788,816
Common Stock, Shares, Outstanding	61,652,633	60,788,816